Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial risk management [Abstract]
Reflection of forward-looking information
<December 31, 2023>
① Upside scenario

Major variables (*1),(*2),(*3)	Correlation between credit risks	2023.4Q	2024
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	2.2	2.1	2.2	2.1
Private consumption index (YoY %)	(-)	1.8	1.7	2.3	2.5	2.4
Facility investment growth rate (YoY %)	(-)	(6.4)	(0.6)	(0.2)	4.0	5.0
Consumer price index growth rate (%)	(+)	3.2	2.6	2.4	2.1	1.8
Balance on current account (100 million dollars)	(-)	140.0	80.0	90.0	130.0	150.0
Government bond 3y yields (%)	—	3.7	3.6	3.6	3.3	3.1
② Central scenario

Major variables (*1),(*2),(*3)	Correlation between credit risks	2023.4Q	2024
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.5	1.6	1.4	1.5	1.8
Private consumption index (YoY %)	(-)	0.9	0.7	1.2	1.4	2.0
Facility investment growth rate (YoY %)	(-)	(7.5)	(2.0)	(1.7)	2.4	3.9
Consumer price index growth rate (%)	(+)	3.4	2.8	2.8	2.5	2.1
Balance on current account (100 million dollars)	(-)	130.0	70.0	80.0	110.0	140.0
Government bond 3y yields (%)	—	3.7	3.6	3.6	3.5	3.3
③ Downside scenario

Major variables (*1),(*2),(*3)	Correlation between credit risks	2023.4Q	2024
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.1	1.1	0.8	0.9	1.2
Private consumption index (YoY %)	(-)	0.4	0.0	0.3	0.6	1.0
Facility investment growth rate (YoY %)	(-)	(8.3)	(3.8)	(4.0)	0.2	1.4
Consumer price index growth rate (%)	(+)	3.6	3.2	3.2	3.0	2.7
Balance on current account (100 million dollars)	(-)	120.0	60.0	70.0	100.0	120.0
Government bond 3y yields (%)	—	3.7	3.7	3.6	3.6	3.6

④ Worst scenario

Major variables (*1),(*2),(*4)	Correlation between credit risks	Economic Crisis for 1 year

GDP growth rate (YoY %)	(-)	(5.1)
Private consumption index (YoY %)	(-)	(11.9)
Facility investment growth rate (YoY %)	(-)	(38.6)
Consumer price index growth rate (%)	(+)	7.5
Balance on current account (100 million dollars)	(-)	401.1
Government bond 3y yields (%)	—	6.7

(*1)
As a result of examining the correlation between each variable, Shinhan Bank applied the GDP growth rate and private consumption index increase rate, etc. as the major variables to reflect the final forward-looking information, while, Shinhan Card applied the private consumption rate and CPI increase rate, etc. as the major variables. In addition to the table above, the Group has selected unemployment rate and KOSPI forecasts.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

(*4)	Shinhan Bank and Jeju Bank reviewed and reflected the Worst scenario (during the foreign exchange crisis) in addition to the three scenarios of Upside, Central and Downside.
<December 31, 2024>
① Upside scenario

Major variables (*1),(*2),(*3)	Correlation between credit risks	2024.4Q	2025
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	1.5	2.4	3.2	2.8
Private consumption index (YoY %)	(-)	1.2	1.6	2.5	2.6	2.5
Facility investment growth rate (YoY %)	(-)	4.9	4.4	6.5	1.2	3.5
Consumer price index growth rate (%)	(+)	1.6	2.2	2.4	2.4	2.3
Balance on current account (100 million dollars)	(-)	220.0	210.0	190.0	180.0	200.0
Government bond 3y yields (%)	—	2.8	3.1	3.2	3.2	3.2
② Central scenario
Major variables (*1),(*2),(*3)	Correlation between credit risks	2024.4Q	2025
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	1.2	2.0	2.4	2.2
Private consumption index (YoY %)	(-)	1.2	1.3	2.1	2.0	1.8
Facility investment growth rate (YoY %)	(-)	4.9	4.0	5.8	0.8	2.5
Consumer price index growth rate (%)	(+)	1.6	1.9	2.1	2.1	2.0
Balance on current account (100 million dollars)	(-)	200.0	190.0	170.0	160.0	180.0
Government bond 3y yields (%)	—	2.8	2.9	2.9	3.0	2.9

③ Downside scenario

Major variables (*1),(*2),(*3)	Correlation between credit risks	2024.4Q	2025
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	0.8	1.4	1.7	1.0
Private consumption index (YoY %)	(-)	1.2	0.9	1.5	1.1	0.6
Facility investment growth rate (YoY %)	(-)	4.9	2.8	4.5	0.2	1.3
Consumer price index growth rate (%)	(+)	1.6	1.6	1.8	1.8	1.7
Balance on current account (100 million dollars)	(-)	170.0	160.0	140.0	120.0	130.0
Government bond 3y yields (%)	—	2.8	2.8	2.7	2.4	2.2
④ Worst scenario

Major variables (*1),(*2),(*4)	Correlation between credit risks	Economic Crisis for 1 year

GDP growth rate (YoY %)	(-)	(5.1)
Private consumption index (YoY %)	(-)	(11.9)
Facility investment growth rate (YoY %)	(-)	(38.6)
Consumer price index growth rate (%)	(+)	7.5
Balance on current account (100 million dollars)	(-)	401.1
Government bond 3y yields (%)	—	6.18

(*1)
As a result of examining the correlation between each variable, the Group applied key variables to reflect the final future economic outlook. Shinhan Bank applied key variables such as GDP growth rate, current account balance, and
3-year
government bond yield, while Shinhan Card applied key variables such as GDP growth rate. In addition to the table above, the Group has selected macroeconomic indicators such as KOSPI index.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

(*4)	Reflected considering the foreign exchange crisis.

Maximum exposure to credit risk
The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2023 and 2024 is as follows:

	2023		2024
Due from banks and loans at amortized cost (*1),(*3):
Banks	~~W~~	15,099,247	14,058,051
Retail		177,454,344	199,809,576
Government/Public sector/Central bank		21,981,065	27,228,308
Corporations		202,763,657	218,713,457
Card receivable		26,896,950	27,714,596

		444,195,263	487,523,988

Due from banks and loans at fair value through profit or loss (*3):
Banks		238,740	134,609
Corporations		1,550,565	1,780,787

		1,789,305	1,915,396

Securities at fair value through profit or loss		65,575,798	67,134,121
Securities at fair value through other comprehensive income		88,637,000	92,016,210
Securities at amortized cost (*1)		35,686,487	33,315,999
Derivative assets		4,711,421	10,279,257
Other financial assets (*1),(*2)		26,880,554	23,116,960
Guarantee contracts		18,374,287	22,509,195
Loan commitments and other credit liabilities		212,078,870	218,980,794

	~~W~~	897,928,985	956,791,920

(*1)	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.

(*2)	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.
(*3)	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).

Maximum amount of exposure to credit risk by type of collateral
iii) The maximum amount of exposure to credit risk by type of collateral as of December 31, 2023 and 2024 is as follows:

	2023
Classification	12 months Expected credit loss		Life time expected credit loss		Total
			Not impaired	Impaired
Guarantee	~~W~~	57,461,539	10,231,324	479,278	68,172,141
Deposits and Savings		2,680,530	356,489	7,391	3,044,410
Property and equipment		1,610,021	470,284	10,269	2,090,574
Real estate		141,472,617	20,751,067	389,560	162,613,244
Securities		2,106,426	286,855	251,272	2,644,553
Others		11,500	—	—	11,500

Total	~~W~~	205,342,633	32,096,019	1,137,770	238,576,422

	2024
Classification	12 months Expected credit loss		Life time expected credit loss		Total
			Not impaired	Impaired
Guarantee	~~W~~	55,422,696	11,872,362	450,079	67,745,137
Deposits and Savings		2,508,238	401,970	4,971	2,915,179
Property and equipment		1,576,438	367,086	4,154	1,947,678
Real estate		170,210,822	26,682,978	528,200	197,422,000
Securities		1,846,531	155,761	—	2,002,292
Others		7,687	—	—	7,687

Total	~~W~~	231,572,412	39,480,157	987,404	272,039,973

Impairment information by credit risk of financial assets
iv) Impairment information by credit risk of financial assets
Details of impaired financial assets due to credit risk as of December 31, 2023 and 2024 are as follows:

	2023
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	12,465,770	2,260,226	392,061	80	—	15,118,137	(18,890)	15,099,247	39,768
Retail		158,067,855	6,429,281	8,934,566	3,839,919	1,054,827	178,326,448	(872,104)	177,454,344	122,490,514
Government/Public sector/ Central bank		20,226,305	1,680,151	82,000	2,952	—	21,991,408	(10,343)	21,981,065	2,500
Corporations		118,154,965	46,714,178	16,503,560	22,375,111	1,312,424	205,060,238	(2,296,581)	202,763,657	113,085,005
Card receivable		20,593,023	2,701,607	1,507,605	2,602,802	645,604	28,050,641	(1,153,691)	26,896,950	14,382

		329,507,918	59,785,443	27,419,792	28,820,864	3,012,855	448,546,872	(4,351,609)	444,195,263	235,632,169

Securities at fair value through other comprehensive income (*)		78,098,959	10,446,092	—	91,949	—	88,637,000	—	88,637,000	—
Securities at amortized cost		33,585,503	2,104,884	—	7,523	—	35,697,910	(11,423)	35,686,487	—

	~~W~~	441,192,380	72,336,419	27,419,792	28,920,336	3,012,855	572,881,782	(4,363,032)	568,518,750	235,632,169

	2024
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	11,740,875	2,027,427	254,625	60,114	—	14,083,041	(24,990)	14,058,051	27,874
Retail		177,166,099	6,397,386	11,714,193	4,387,929	1,198,594	200,864,201	(1,054,625)	199,809,576	151,610,129
Government/Public sector/Central bank		25,118,226	2,030,126	83,783	49	—	27,232,184	(3,876)	27,228,308	2,500
Corporations		117,893,181	55,345,067	20,324,015	25,633,821	1,880,868	221,076,952	(2,363,495)	218,713,457	117,575,757
Card receivable		21,631,071	2,974,287	1,170,078	2,436,456	642,991	28,854,883	(1,140,287)	27,714,596	18,881

		353,549,452	68,774,293	33,546,694	32,518,369	3,722,453	492,111,261	(4,587,273)	487,523,988	269,235,141

Securities at fair value through other comprehensive income (*)		83,218,889	8,736,563	10,034	50,724	—	92,016,210	—	92,016,210	—
Securities at amortized cost		31,103,200	2,219,343	—	3,644	—	33,326,187	(10,188)	33,315,999	—

	~~W~~	467,871,541	79,730,199	33,556,728	32,572,737	3,722,453	617,453,658	(4,597,461)	612,856,197	269,235,141

(*)
Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to
~~W~~
 42,477 million and
~~W~~
 38,346 million as of December 31, 2023 and 2024.

Credit risk exposures per credit grade of off-balance items
v) Credit risk exposures per credit grade of
off-balance
items
Credit risk exposures per credit grade of
off-balance
items as of December 31, 2023 and 2024 are as follows:

	2023
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit loss	~~W~~	15,112,974	2,578,086	—	17,691,060
Life time expected credit loss		513,229	168,287	—	681,516
Impaired		—	—	1,711	1,711

		15,626,203	2,746,373	1,711	18,374,287

Loan commitment and other credit line
12-month expected credit loss		181,662,271	19,763,504	—	201,425,775
Life time expected credit loss		7,510,601	3,138,342	—	10,648,943
Impaired		—	—	4,152	4,152

		189,172,872	22,901,846	4,152	212,078,870

	~~W~~	204,799,075	25,648,219	5,863	230,453,157

	2024
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit loss	~~W~~	19,212,434	2,786,804	—	21,999,238
Life time expected credit loss		361,440	127,153	—	488,593
Impaired		—	—	21,364	21,364

		19,573,874	2,913,957	21,364	22,509,195

Loan commitment and other credit line
12-month expected credit loss		183,928,715	21,687,932	—	205,616,647
Life time expected credit loss		10,370,570	2,988,286	—	13,358,856
Impaired		—	—	5,291	5,291

		194,299,285	24,676,218	5,291	218,980,794

	~~W~~	213,873,159	27,590,175	26,655	241,489,989

Credit risk exposures per credit quality of derivative assets
vii) Credit risk exposures per credit quality of derivative assets
Credit risk exposures per credit quality of derivative assets as of December 31, 2023 and 2024 are as follows:

	2023		2024
Grade 1	~~W~~	4,264,499	9,578,458
Grade 2		446,922	700,799

	~~W~~	4,711,421	10,279,257

(*)	Credit risk per credit quality of derivative assets is classified based on the internal credit ratings.

Concentration by geographic location
viii) Concentration by geographic location
An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2023 and 2024 are as follows:

	2023
Classification (*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	5,077,652	3,063,531	307,509	371,901	946,100	1,577,823	1,610,517	2,144,214	15,099,247
Retail		164,718,020	414,632	7,927	4,682,914	2,189	3,629,576	1,883,206	2,115,880	177,454,344
Government/Public sector/Central bank		17,922,312	455,682	2	1,360,853	222,960	304,743	341,837	1,372,676	21,981,065
Corporations		178,948,161	4,042,958	545,109	5,899,157	159,768	3,663,408	2,497,698	7,007,398	202,763,657
Card receivable		26,546,617	11,339	468	2,302	283	275,022	39,135	21,784	26,896,950

		393,212,762	7,988,142	861,015	12,317,127	1,331,300	9,450,572	6,372,393	12,661,952	444,195,263

Deposits and loans at FVTPL
Banks		207,997	30,743	—	—	—	—	—	—	238,740
Corporations		1,050,333	254,682	—	15,439	32,370	—	—	197,741	1,550,565

		1,258,330	285,425	—	15,439	32,370	—	—	197,741	1,789,305

Securities measured at FVTPL		61,136,722	2,439,313	379,357	100,113	29,247	11,066	25,267	1,454,713	65,575,798
Securities at FVOCI		79,391,621	4,699,809	280,127	445,201	38,468	51,473	707,921	3,022,380	88,637,000
Securities at amortized cost		33,542,302	203,265	—	565,286	—	654,073	110,463	611,098	35,686,487

		568,541,737	15,615,954	1,520,499	13,443,166	1,431,385	10,167,184	7,216,044	17,947,884	635,883,853

Off-balance accounts
Guarantees		16,993,719	155,883	7,607	55,086	15,639	197,031	595,236	354,086	18,374,287
Loan commitments and other liabilities related to credit		200,907,271	1,465,839	226,423	461,892	93,295	1,972,723	2,315,614	4,635,813	212,078,870

	~~W~~	217,900,990	1,621,722	234,030	516,978	108,934	2,169,754	2,910,850	4,989,899	230,453,157

	2024
Classification (*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	6,303,730	1,284,361	624,468	334,073	354,583	1,295,863	1,633,954	2,227,019	14,058,051
Retail		185,102,271	506,525	7,064	5,165,687	3,399	4,391,692	2,002,467	2,630,471	199,809,576
Government/Public sector/Central bank		21,716,534	1,018,284	—	1,914,100	197,042	334,366	360,451	1,687,531	27,228,308
Corporations		189,219,966	5,203,409	789,820	7,075,869	218,422	4,533,648	3,125,771	8,546,552	218,713,457
Card receivable		27,356,847	12,469	528	2,992	330	274,884	42,310	24,236	27,714,596

		429,699,348	8,025,048	1,421,880	14,492,721	773,776	10,830,453	7,164,953	15,115,809	487,523,988

Deposits and loans at FVTPL
Banks		99,159	35,450	—	—	—	—	—	—	134,609
Corporations		1,457,224	163,511	—	15,402	—	5,193	—	139,457	1,780,787

		1,556,383	198,961	—	15,402	—	5,193	—	139,457	1,915,396

Securities measured at FVTPL		61,955,771	3,321,700	377,462	135,194	2,564	—	7,144	1,334,286	67,134,121
Securities at FVOCI		81,294,290	5,367,178	441,203	564,635	35,026	50,368	708,567	3,554,943	92,016,210
Securities at amortized cost		31,113,242	207,817	—	499,988	—	761,386	116,944	616,622	33,315,999

		605,619,034	17,120,704	2,240,545	15,707,940	811,366	11,647,400	7,997,608	20,761,117	681,905,714

Off-balance accounts
Guarantees		20,517,889	579,426	250,938	44,186	9,663	199,535	511,891	395,667	22,509,195
Loan commitments and other liabilities related to credit		206,833,657	1,873,831	290,909	352,256	87,212	2,187,736	2,158,798	5,196,395	218,980,794

	~~W~~	227,351,546	2,453,257	541,847	396,442	96,875	2,387,271	2,670,689	5,592,062	241,489,989

(*)	The amounts by geographic location are presented as the net carrying amount after deducting allowances for loan losses.

Concentration by industry sector
ix) Concentration by industry sector
An analysis of concentration by industry sector of financial instrument, net of allowance, as of and December 31, 2023 and 2024 is as follows:

	2023
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	14,677,168	—	—	—	—	—	422,079	—	15,099,247
Retail		—	—	—	—	—	—	—	177,454,344	177,454,344
Government/Public sector/Central bank		21,767,450	—	—	—	—	—	213,615	—	21,981,065
Corporations		17,974,146	58,338,956	23,517,815	47,301,730	4,823,554	6,730,886	44,076,570	—	202,763,657
Card receivable		56,507	276,256	284,905	71,169	45,769	19,810	948,359	25,194,175	26,896,950

		54,475,271	58,615,212	23,802,720	47,372,899	4,869,323	6,750,696	45,660,623	202,648,519	444,195,263

Due from banks and loans at FVTPL
Banks		30,743	—	—	49,526	99,043	—	59,428	—	238,740
Corporations		1,037,896	235,232	105,890	70,716	—	1,000	99,831	—	1,550,565

		1,068,639	235,232	105,890	120,242	99,043	1,000	159,259	—	1,789,305

Securities measured at FVTPL		35,228,859	3,211,188	1,175,495	1,308,223	98,864	68,630	24,484,539	—	65,575,798
Securities at FVOCI		30,283,670	2,934,740	734,170	1,698,290	1,774,505	31,055	51,180,570	—	88,637,000
Securities at amortized cost		11,514,420	9,961	—	354,906	284,080	—	23,523,120	—	35,686,487

		132,570,859	65,006,333	25,818,275	50,854,560	7,125,815	6,851,381	145,008,111	202,648,519	635,883,853

Off-balance accounts
Guarantees		2,518,182	9,139,168	3,504,409	119,573	152,112	60,077	2,601,841	278,925	18,374,287
Loan commitments and other liabilities related to credit		17,773,113	32,356,393	10,328,099	4,715,541	2,471,645	428,695	17,788,097	126,217,287	212,078,870

	~~W~~	20,291,295	41,495,561	13,832,508	4,835,114	2,623,757	488,772	20,389,938	126,496,212	230,453,157

	2024
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	13,495,577	—	—	—	—	—	562,474	—	14,058,051
Retail		—	—	—	—	—	—	—	199,809,576	199,809,576
Government/Public sector/Central bank		27,042,097	—	—	—	—	—	186,211	—	27,228,308
Corporations		22,485,184	62,200,259	23,447,863	47,109,684	5,409,739	6,735,852	51,324,876	—	218,713,457
Card receivable		81,613	323,992	288,452	65,256	51,107	20,277	1,189,255	25,694,644	27,714,596

		63,104,471	62,524,251	23,736,315	47,174,940	5,460,846	6,756,129	53,262,816	225,504,220	487,523,988

Due from banks and loans at FVTPL
Banks		35,450	—	—	—	99,159	—	—	—	134,609
Corporations		859,295	391,667	301,658	149,652	10,000	—	68,515	—	1,780,787

		894,745	391,667	301,658	149,652	109,159	—	68,515	—	1,915,396

Securities measured at FVTPL		34,194,979	3,634,273	1,286,997	2,149,229	304,020	136,364	25,428,259	—	67,134,121
Securities at FVOCI		35,854,914	2,636,678	712,936	1,790,042	1,056,603	12,160	49,952,877	—	92,016,210
Securities at amortized cost		9,761,249	19,984	—	539,416	260,379	—	22,734,971	—	33,315,999

		143,810,358	69,206,853	26,037,906	51,803,279	7,191,007	6,904,653	151,447,438	225,504,220	681,905,714

Off-balance accounts
Guarantees		3,733,957	11,712,348	3,548,909	92,172	179,255	115,827	3,113,748	12,979	22,509,195
Loan commitments and other liabilities related to credit		18,218,204	34,199,306	10,324,128	4,325,044	2,408,759	531,832	20,644,317	128,329,204	218,980,794

	~~W~~	21,952,161	45,911,654	13,873,037	4,417,216	2,588,014	647,659	23,758,065	128,342,183	241,489,989

(*)	The amounts by industry sector are presented as the net carrying amount after deducting allowances for loan losses.

Market risk management from trading positions
An analysis of the Group’s requisite capital for market risk related to trading positions as of December 31, 2023 and 2024, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, including the minimum, maximum, and average risk amounts during the reporting period, is as follows:

	2023		2024
Sensitivity risk
GIRR (*1)	~~W~~	276,940	257,705
CSR-Non-Securitisations (*2)		480,494	565,017
CSR-Securitisations (Non-CTP)		70,685	91,048
CSR-Non-Securitisations (CTP)		376	508
Stock		330,212	210,850
Foreign		449,030	389,673
Commodity		1,600	2,829

	~~W~~	1,609,337	1,517,630

Default risk
Non-Securitisations	~~W~~	37,808	—
Securitisations (Excluding CTP)		162,599	121,146
Securitisations (CTP)		71	596

	~~W~~	200,478	121,742

Residual risk		7,654	9,547

	~~W~~	1,817,469	1,648,919

(*1)
GIRR (General Interest Rate Risk): General interest rate risk, a concept that measures the risk of loss due to changes in the risk-free interest rate. In general, if the maturity is long and the value changes fluctuates a lot due to interest rate changes, the risk value is calculated to be large.

(*2)
CSR (Credit Spread Risk): Credit spread risk, a concept that measures the risk of value fluctuations as credit spreads fluctuate independently of the risk-free interest rate for products with inherent credit risk.

i-3)
Shinhan Bank
The details of the minimum, maximum, and average risk amount during the reporting period for trading positions of Shinhan Bank and the market risk regulatory capital based on the Basel 3 new standard method as of and for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Sensitivity Risk
GIRR (*1)	~~W~~	107,348	116,501
CSR-Non-Securitisations (*2)		153,034	129,603
CSR-Securitisations (Non-CTP)		26,187	27,930
Stock		30,750	28,582
Foreign		458,406	368,999
Commodity		119	199

	~~W~~	775,844	671,814

Default Risk
Non-Securitisations	~~W~~	107,695	98,699
Securitisations (Excluding CTP)		59,549	60,866

	~~W~~	167,244	159,565

Residual Risk		1,719	2,984

	~~W~~	944,807	834,363

(*1)	GIRR: General Interest Rate Risk
(*2)	CSR: Credit Spread Risk
i-4)
Shinhan Card
The analyzes of Shinhan Card’s requisite capital in light of the market risk for trading positions as of December 31, 2023 and 2024, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2023		2024
Interest rate risk (*)	~~W~~	4,352	2,551

(*)	Foreign subsidiaries are excluded from the calculation.

i-5)
Shinhan Securities
The VaR details for trading positions of Shinhan Securities as of and for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Interest rate risk	~~W~~	32,186	15,662
Stock price risk		20,384	14,321
Foreign exchange risk		52,150	30,310
Option volatility risk		12,418	42,703
Portfolio diversification effect		(81,712)	(41,549)

		35,426	61,447

i-6)
Shinhan Life Insurance
The VaR details for trading positions of Shinhan Life Insurance as of and for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Interest rate risk	~~W~~	1,796	683
Stock price risk		7,522	11,523
Foreign exchange risk		52,394	55,467
Option volatility risk		1,233	559

		62,945	68,232

(*)
The market risk exposure for performance dividend-type assets held is
~~W~~
5,346,730 million and
~~W~~
 4,956,743 million as of December 31, 2023, and 2024 respectively, and the minimum guaranteed risk amount that could result in an impact on the Group calculated using the internal shock scenario method as of the end of the reporting period is
~~W~~
228,451 million and
~~W~~
280,577 million as of December 31, 2023 and 2024 respectively.

Interest rate risk management from non-trading positions
The details of interest rate VaR and EaR for major subsidiaries for as of December 31, 2023 and 2024 are as follows:
ii-3)
Shinhan Bank

	2023		2024
ΔEVE (*1)	~~W~~	1,185,973	1,508,514
ΔNII (*2)		394,996	406,207
ii-4)
Shinhan Card

	2023		2024
ΔEVE (*1)	~~W~~	952,836	990,898
ΔNII (*2)		591,935	600,681

ii-5)
Shinhan Securities

	2023		2024
ΔEVE (*1)	~~W~~	249,806	252,625
ΔNII (*2)		269,678	418,741
ii-6)
Shinhan Life Insurance

	2023		2024
ΔEVE (*1)	~~W~~	4,434,253	3,848,473
ΔNII (*2)		35,901	44,525

(*1)
ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance
sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.

Foreign currency denominated assets and liabilities
Foreign currency denominated assets and liabilities as of December 31, 2023 and 2024 are as follows:

	2023
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	10,473,766	2,318,380	140,319	654,444	3,975,017	17,561,926
Due from banks at FVTPL		30,743	—	—	—	—	30,743
Loans at FVTPL		385,844	—	114,389	—	—	500,233
Loan at amortized cost		23,694,171	11,663,301	1,556,746	4,018,660	12,182,861	53,115,739
Securities at FVTPL		5,765,741	8,255	761,046	5,230	545,306	7,085,578
Derivative assets		1,014,150	2,346	27,418	878	105,335	1,150,127
Securities at FVOCI		8,308,952	175,740	544,248	564,791	2,169,907	11,763,638
Securities at amortized cost		263,027	553,509	—	110,532	1,281,941	2,209,009
Other financial assets		5,971,194	637,612	831,019	441,906	979,795	8,861,526

	~~W~~	55,907,588	15,359,143	3,975,185	5,796,441	21,240,162	102,278,519

Liabilities:
Deposits	~~W~~	22,790,616	14,562,435	1,535,925	4,152,363	12,428,069	55,469,408
Financial liabilities at FVTPL		362,642	—	—	—	422,861	785,503
Derivative liabilities		841,175	2	35,679	591	94,701	972,148
Borrowings		9,670,444	1,392,637	208,335	115,798	1,284,046	12,671,260
Debt securities issued		10,916,488	337,684	713,295	—	1,258,257	13,225,724
Financial liabilities designated at FVTPL		909,250	3,188	—	—	—	912,438
Other financial liabilities		6,844,891	183,500	769,928	777,986	805,002	9,381,307

	~~W~~	52,335,506	16,479,446	3,263,162	5,046,738	16,292,936	93,417,788

Net domestic and foreign currency exposure	~~W~~	3,572,082	(1,120,303)	712,023	749,703	4,947,226	8,860,731
Off-balance derivative exposure		808,139	1,716,328	(340,327)	(328,756)	(1,898,176)	(42,792)

Net foreign currency exposure	~~W~~	4,380,221	596,025	371,696	420,947	3,049,050	8,817,939

	2024
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	12,337,661	2,952,548	263,878	731,304	5,387,372	21,672,763
Due from banks at FVTPL		35,450	—	—	—	—	35,450
Loans at FVTPL		275,434	—	28,229	—	19,899	323,562
Loan at amortized cost		25,948,190	13,073,162	1,832,150	4,873,899	15,186,486	60,913,887
Securities at FVTPL		6,687,351	133,864	852,382	4,124	726,565	8,404,286
Derivative assets		1,568,025	4,578	232,197	1,987	98,297	1,905,084
Securities at FVOCI		10,334,842	171,177	521,289	681,404	2,536,312	14,245,024
Securities at amortized cost		340,153	500,269	—	117,008	1,381,765	2,339,195
Other financial assets		5,471,934	1,264,209	197,766	355,004	830,886	8,119,799

	~~W~~	62,999,040	18,099,807	3,927,891	6,764,730	26,167,582	117,959,050

Liabilities:
Deposits	~~W~~	28,517,193	15,642,126	1,194,240	5,245,526	15,132,335	65,731,420
Financial liabilities at FVTPL		3,117	—	—	—	597,058	600,175
Derivative liabilities		1,513,732	5,297	50,101	1,964	55,052	1,626,146
Borrowings		9,498,518	1,446,603	280,140	544	1,485,415	12,711,220
Debt securities issued		15,926,430	168,566	764,365	—	1,865,788	18,725,149
Financial liabilities designated at FVTPL		804,324	313	—	—	—	804,637
Other financial liabilities		6,432,533	936,178	229,063	652,514	1,061,947	9,312,235

	~~W~~	62,695,847	18,199,083	2,517,909	5,900,548	20,197,595	109,510,982

Net domestic and foreign currency exposure	~~W~~	303,193	(99,276)	1,409,982	864,182	5,969,987	8,448,068
Off-balance derivative exposure		2,433,296	1,085,962	(397,997)	(379,652)	(1,555,122)	1,186,487

Net foreign currency exposure	~~W~~	2,736,489	986,686	1,011,985	484,530	4,414,865	9,634,555

Composition of non-derivative financial instruments and derivative financial instruments by remaining period

The details of the composition of
non-derivative
financial instruments and derivative financial instruments by remaining period are as of December 31, 2023 and 2024 are as follows:

	2023 (*1)
	Less than 1 month (*3)		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	31,107,629	734,193	83,972	159,377	189,601	2,560,084	34,834,856
Due from banks at fair value through profit or loss		—	—	—	—	—	30,743	30,743
Loans at fair value through profit or loss		308,740	421,193	85,467	9,739	923,364	76,062	1,824,565
Loans at amortized cost		37,692,048	50,813,677	65,503,264	96,981,341	130,306,477	101,012,508	482,309,315
Securities at fair value through profit or loss		38,919,131	1,642,951	682,000	559,767	7,258,255	20,304,519	69,366,623
Securities at fair value through other comprehensive income		42,256,944	445,463	539,255	2,336,017	14,033,768	30,785,721	90,397,168
Securities at amortized cost		899,355	3,258,092	1,964,229	4,323,906	21,357,255	7,573,653	39,376,490
Other financial assets		22,148,927	393,344	128,067	324,305	384,541	1,866,191	25,245,375

	~~W~~	173,332,774	57,708,913	68,986,254	104,694,452	174,453,261	164,209,481	743,385,135

Liabilities:
Deposits (*2)	~~W~~	204,353,639	49,995,140	43,382,707	65,673,174	24,930,159	2,931,998	391,266,817
Financial liabilities at fair value through profit or loss		410,381	358	586	1,202	6,816	1,449,634	1,868,977
Borrowings		19,310,777	5,678,981	6,166,750	9,811,684	14,182,221	5,170,111	60,320,524
Debt securities issued		4,496,200	7,218,255	7,931,732	18,000,681	45,961,768	3,734,554	87,343,190
Financial liabilities designated at fair value through profit or loss		309,713	1,252,877	1,774,016	1,821,666	1,324,185	1,356,579	7,839,036
Investment contract liabilities		245,353	110,050	67,039	423,484	726,759	—	1,572,685
Other financial liabilities		39,957,559	219,656	394,997	252,445	1,637,763	808,731	43,271,151

	~~W~~	269,083,622	64,475,317	59,717,827	95,984,336	88,769,671	15,451,607	593,482,380

Off balance (*3):
Guarantee contracts	~~W~~	18,374,287	—	—	—	—	—	18,374,287
Other liabilities related to loan commitments		212,078,870	—	—	—	—	—	212,078,870

	~~W~~	230,453,157	—	—	—	—	—	230,453,157

Derivatives	~~W~~	131,174	(101,655)	(335,841)	(104,002)	(1,657,294)	134,835	(1,932,783)

	2024 (*1)
	Less than 1 month (*3)		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	36,069,005	678,029	293,900	290,070	295,757	3,107,597	40,734,358
Due from banks at fair value through profit or loss		—	—	—	—	—	35,450	35,450
Loans at fair value through profit or loss		275,263	531,544	136,762	95	660,244	276,599	1,880,507
Loans at amortized cost		37,868,875	54,775,441	69,211,593	99,131,674	145,027,757	123,300,327	529,315,667
Securities at fair value through profit or loss		41,515,377	1,066,771	473,077	894,621	8,851,339	20,043,058	72,844,243
Securities at fair value through other comprehensive income		45,714,502	997,618	825,089	2,680,515	10,809,850	32,861,952	93,889,526
Securities at amortized cost		878,077	3,117,274	3,152,468	3,236,438	20,604,654	5,540,522	36,529,433
Other financial assets		18,550,324	58,298	59,159	631,667	599,959	1,975,249	21,874,656

	~~W~~	180,871,423	61,224,975	74,152,048	106,865,080	186,849,560	187,140,754	797,103,840

Liabilities:
Deposits (*2)	~~W~~	217,170,450	49,309,656	56,540,309	77,227,315	30,221,968	1,261,816	431,731,514
Financial liabilities at fair value through profit or loss		954,899	—	—	—	—	—	954,899
Borrowings		12,862,532	4,757,090	6,901,957	9,990,468	11,464,431	4,896,426	50,872,904
Debt securities issued		4,859,511	8,927,081	9,122,810	17,273,392	56,429,636	4,046,575	100,659,005
Financial liabilities designated at fair value through profit or loss		439,367	861,277	991,871	1,963,789	2,473,275	1,513,662	8,243,241
Investment contract liabilities		106,106	105,788	248,954	375,300	328,874	—	1,165,022
Other financial liabilities		32,314,670	174,388	257,115	587,834	1,351,145	140,254	34,825,406

	~~W~~	268,707,535	64,135,280	74,063,016	107,418,098	102,269,329	11,858,733	628,451,991

Off balance (*3):
Guarantee contracts	~~W~~	22,509,195	—	—	—	—	—	22,509,195
Other liabilities related to loan commitments		218,980,794	—	—	—	—	—	218,980,794

	~~W~~	241,489,989	—	—	—	—	—	241,489,989

Derivatives	~~W~~	453,751	(12,670)	(68,634)	6,511	(1,847,862)	(165,170)	(1,634,074)

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~ 151,177,041 million and ~~W~~ 160,031,760 million as of December 31, 2023 and 2024 are included in the ‘Less than 1 month’ category, respectively.
(*3)	Though guarantees, loan agreements, and other credit offerings provided by the Group exist, if the counterparty requests a payment, the Group should fulfill the obligation immediately.

The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position
i) Financial instruments measured at fair value

i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2023 and 2024 are as follows:

	2023
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets:
Due from banks measured at FVTPL	~~W~~	—	30,743	—	30,743
Loans at FVTPL (*1)		—	515,564	1,242,998	1,758,562
Securities at FVTPL:
Debt securities and other securities (*2)		11,248,555	39,736,457	14,487,080	65,472,092
Equity securities		2,253,651	—	1,597,810	3,851,461
Gold/silver deposits		103,706	—	—	103,706

		13,605,912	39,736,457	16,084,890	69,427,259

Derivative assets:
Trading		117,929	3,709,058	632,213	4,459,200
Hedging		—	252,221	—	252,221

		117,929	3,961,279	632,213	4,711,421

Securities measured at FVOCI:
Debt securities		39,111,078	49,525,922	—	88,637,000
Equity securities		725,796	—	949,183	1,674,979

		39,836,874	49,525,922	949,183	90,311,979

	~~W~~	53,560,715	93,769,965	18,909,284	166,239,964

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	1,449,634	—	—	1,449,634
Gold/silver deposits		419,343	—	—	419,343

		1,868,977	—	—	1,868,977

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	816,643	6,725,252	7,541,895
Debt securities issued		—	254,832	—	254,832

		—	1,071,475	6,725,252	7,796,727

Derivative liabilities:
Trading		46,578	3,369,771	783,587	4,199,936
Hedging		—	614,285	224,195	838,480

		46,578	3,984,056	1,007,782	5,038,416

	~~W~~	1,915,555	5,055,531	7,733,034	14,704,120

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
92 billion. As of December 31, 2023, in this regard, international disputes are under way,

the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.
(*2)
Financial instruments (Beneficiary certificates:
~~W~~
143.5 billion and derivatives-combined securities:
~~W~~
 143.5 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2020. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
Shinhan Securities Co., Ltd.’ level 3
over-the-counter
derivatives is recognized
~~W~~
66,866 million in financial assets measured at fair value through profit or loss,
~~W~~
6,725,252 million in financial liabilities designated at fair value through profit or loss,
~~W~~
629,223 million in derivative assets, and
~~W~~
 785,312 million in derivative liabilities. The fair value of over-the-counter
derivatives classified as level 3 above is measured using Shinhan Securities Co., Ltd.’s internal valuation model.

	2024
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets:
Due from banks measured at FVTPL	~~W~~	—	35,450	—	35,450
Loans at FVTPL (*1)		—	745,412	1,134,534	1,879,946
Securities at FVTPL:
Debt securities and other securities (*2)		11,870,768	39,052,189	16,082,867	67,005,824
Equity securities		1,618,125	64,277	1,414,926	3,097,328
Gold/silver deposits		128,297	—	—	128,297

		13,617,190	39,116,466	17,497,793	70,231,449

Derivative assets:
Trading		85,439	8,772,280	719,177	9,576,896
Hedging		—	702,361	—	702,361

		85,439	9,474,641	719,177	10,279,257

Securities measured at FVOCI:
Debt securities		35,984,894	56,031,316	—	92,016,210
Equity securities		866,968	—	922,191	1,789,159

		36,851,862	56,031,316	922,191	93,805,369

	~~W~~	50,554,491	105,403,285	20,273,695	176,231,471

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold (*2)	~~W~~	357,841	—	—	357,841
Gold/silver deposits		597,058	—	—	597,058

		954,899	—	—	954,899

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities		—	819,919	7,139,257	7,959,176
Debt securities issued		—	261,299	—	261,299

		—	1,081,218	7,139,257	8,220,475

Derivative liabilities:
Trading		22,721	8,476,885	536,855	9,036,461
Hedging		—	814,374	207,697	1,022,071

		22,721	9,291,259	744,552	10,058,532

	~~W~~	977,620	10,372,477	7,883,809	19,233,906

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
40.8 billion. As of December 31, 2024, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.

(*2)
Financial instruments (Beneficiary certificates:
~~W~~
175 billion and derivatives-combined securities:
~~W~~
175 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2020. The company estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
Shinhan Securities Co., Ltd.’ level 3
over-the-counter
derivatives is recognized
~~W~~
86,279 million in financial assets measured at fair value through profit or loss,
~~W~~
7,146,909 million in financial liabilities designated at fair value through profit or loss,
~~W~~
718,788 million in derivative assets, and
~~W~~
535,162 million in derivative liabilities. The fair value of over-the-counter
derivatives classified as level 3 above is measured using Shinhan Securities Co., Ltd.’s internal valuation model.

Changes in carrying values of financial instruments classified as Level 3	Changes in carrying amounts of financial instruments classified as Level 3 for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	15,047,137	981,329	(7,930,909)	61,622	(343,759)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		69,334	—	(244,146)	(15,540)	119,564
Recognized in other comprehensive income (loss) for the year		(532)	12,747	(1,907)	—	—

		68,802	12,747	(246,053)	(15,540)	119,564
Purchase		5,987,732	55,078	—	36,786	—
Issue		—	—	(6,343,080)	—	—
Settlement		(4,071,062)	(100,000)	7,794,790	(234,242)	—
Transfer to level3 (*2)		299,148	29	—	—	—
Transfer out of level3 (*2)		(3,869)	—	—	—	—

Ending balance	~~W~~	17,327,888	949,183	(6,725,252)	(151,374)	(224,195)

	2024
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	17,327,888	949,183	(6,725,252)	(151,374)	(224,195)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		355,895	—	(74,680)	(243,855)	16,498
Recognized in other comprehensive income (loss) for the year		3,287	(77,241)	(8,614)	—	—

		359,182	(77,241)	(83,294)	(243,855)	16,498
Purchase		7,120,860	55,431	—	1,307,186	—
Issue		—	—	(7,993,276)	—	—
Settlement		(5,798,938)	(5,153)	7,662,565	(733,566)	—
Transfer to level3 (*2)		17,407	—	—	3,931	—
Transfer out of level3 (*2)		(394,072)	(29)	—	—	—

Ending balance	~~W~~	18,632,327	922,191	(7,139,257)	182,322	(207,697)

(*1)
Recognized profit or loss of the changes in carrying amount of financial instruments classified as Level 3 for the years ended December 31, 2023 and 2024 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2023
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain on financial assets at fair value through profit or loss	~~W~~	53,794	47,708
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(244,146)	96,223
Net other operating expense		119,564	119,564

	~~W~~	(70,788)	263,495

	2024
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net loss on financial assets at fair value through profit or loss	~~W~~	112,040	443,935
Net gain on financial liabilities designated at fair value through profit or loss		(74,680)	102,961
Net other operating expense		16,498	16,497

	~~W~~	53,858	563,393

(*2)
The equity securities experienced a level transfer due to changes in the availability of observable market data, such as trading suspensions. Similarly, the derivative instruments underwent a level transfer as the availability of observable market data changed due to modifications in valuation techniques.

Valuation techniques and inputs used in measuring the fair value of financial instruments
i-3)	Valuation techniques and significant inputs not observable in markets

①	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2023 and 2024 are as follows:

	2023
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*)	~~W~~	40,282,764	Discount rate, interest rate, stock price and etc.

			40,282,764

Derivative assets
Trading	Option model (*), Implied forward interest rate, DCF		3,709,058	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			252,221

			3,961,279

Securities at fair value through other comprehensive income
Debt securities	DCF, Option model (*)		49,525,922	Interest rate, discount rate, etc.

		~~W~~	93,769,965

	2023
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Liabilities
Financial liabilities designated at fair value through profit or loss
Debt securities issued	Option model (*), NAV		254,832	Discount rate, volatility
Compound financial instruments		~~W~~	816,643	Underlying asset price

			1,071,475

Derivative liabilities
Trading	Option model (*), Forward interest rate, DCF		3,369,771	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			614,285

			3,984,056

		~~W~~	5,055,531

	2024
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities, due from banks, loans	DCF, NAV, Option model (*)	~~W~~	39,833,051	Discount rate, interest rate, stock price and etc.
Equity securities	NAV		64,277	Price of underlying assets such as stocks, bonds, etc

			39,897,328

Derivative assets
Trading	Option model (*), Implied forward interest rate, DCF		8,772,280	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			702,361

			9,474,641

Securities at fair value through other comprehensive income
Debt securities	DCF, Option model (*)		56,031,316	Interest rate, discount rate, etc.

		~~W~~	105,403,285

	2024
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Liabilities
Financial liabilities designated at fair value through profit or loss
Debt securities issued	Option model (*), NAV		261,299	Discount rate, volatility
Compound financial instruments		~~W~~	819,919	Underlying asset price

			1,081,218

Derivative liabilities
Trading	Option model (*), Forward interest rate, DCF		8,476,885	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			814,374

			9,291,259

		~~W~~	10,372,477

(*)	Option models applied to measure fair value include the Black-Scholes model and Hull-White model, and methods such as Monte Carlo simulation are applied to some products depending on the product type.

②	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2023 and 2024 are as follows:

	2023
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*1), Income approach	~~W~~	15,730,078	The volatility of the underlying asset, Discount rate, Correlations Growth rate, and Liquidation Value	1.00~76.22% 2.44~16.17% -11.62~65.74% 0.00% 0.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Cost method		1,597,810	The volatility of the underlying asset, Discount rate, Growth rate And Interest rate volatility	0.51~51.57% 2.61~31.73% 0.00% 0.51~74.30%

			17,327,888

Derivative assets
Equity and foreign exchange related	Option model (*1)		97,403	The volatility of the underlying asset and Correlations	8.08~63.37% -1.74~69.79%
Interest rates related			60,919	The volatility of the underlying asset and Correlations	0.19~0.68% 75.14~77.30%
Credit and commodity related			473,891	The volatility of the underlying asset, Correlations and Hazard Rate	34.52~41.77% 99.83~99.95% 0.08~3.60%

			632,213

Securities at fair value through other comprehensive income			949,183
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis			The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility	20.60~27.84% 5.14~20.90% -1.00~1.00% 0.55~60.71%

		~~W~~	18,909,284

	2023
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	6,725,252	The volatility of the underlying asset and Correlations	0.26~81.98% —42.43~84.71%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		468,611	The volatility of the underlying asset and Correlations	7.58~81.98% —42.43~84.71%
Interest rates related			445,572	The volatility of the underlying asset, Regression coefficient and Correlations	0.19~1.06% 0.00~2.71% —38.52~90.34%
Credit and commodity related			93,599	The volatility of the underlying asset, Correlations and Hazard Rate	0.26~24.67% —11.62~77.30% 0.08~2.55%

			1,007,782

		~~W~~	7,733,034

	2024
Type of financial instrument	Valuation technique	Carrying value (*2)	Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities, loans	DCF, NAV, Option model (*1), Income approach	~~W~~ 17,217,401	The volatility of the underlying asset, Discount rate, Correlations Growth rate, and Liquidation Value	0.56~81.72% 2.74~11.07% 4.74~82.57% 0.00% 0.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Dividend discount model (DDM), Cost method	1,414,926	The volatility of the underlying asset, Discount rate, Growth rate And Interest rate volatility	25.58~53.67% 3.60~15.44% 0.00% 0.46~0.73%

		18,632,327

Derivative assets
Equity and foreign exchange related	Option model (*1)	125,445	The volatility of the underlying asset and Correlations	10.35~41.28% 41.60~73.24%
Interest rates related		85,141	The volatility of the underlying asset and Correlations	0.46~0.66% -38.28~69.59%
Credit and commodity related		508,591	The volatility of the underlying asset, Correlations and Hazard Rate	30.92~31.36% 99.88~99.96% 0.16~8.90%

		719,177

Securities at fair value through other comprehensive income
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis	922,191	The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility	22.95% 4.75~14.03% -1.00~1.00% 0.41~67.91%

		~~W~~ 20,273,695

	2024
Type of financial instrument	Valuation technique	Carrying Value (*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	7,139,257	The volatility of the underlying asset and Correlations	0.46~57.68% -46.56~83.10%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		181,858	The volatility of the underlying asset and Correlations	7.86~57.68% -46.56~83.10%
Interest rates related			428,049	The volatility of the underlying asset, Regression coefficient and Correlations	0.46~1.09% 0.00~2.32% -38.28~90.34%
Credit and commodity related			134,645	The volatility of the underlying asset, Correlations and Hazard Rate	6.98% 0.00% 0.29~6.05%

			744,552

		~~W~~	7,883,809

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

Sensitivity for changing in unobservable inputs
i-4)	Sensitivity for changing in unobservable inputs
For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2023 and 2024.

	2023
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1), (*2):
Financial asset at fair value through profit or loss	~~W~~	45,433	(42,214)
Derivative assets		19,994	(20,386)

Securities at fair value through other comprehensive income (*2)		44,286	(33,212)

	~~W~~	109,713	(95,812)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	30,543	(29,790)
Derivative liabilities		27,561	(27,525)

	~~W~~	58,104	(57,315)

	2024
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1), (*2):
Financial asset at fair value through profit or loss	~~W~~	38,489	(33,351)
Derivative assets		14,813	(14,777)

Securities at fair value through other comprehensive income (*2)		74,482	(49,291)

	~~W~~	127,784	(97,419)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	19,782	(20,339)
Derivative liabilities		25,420	(21,955)

	~~W~~	45,202	(42,294)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%p) or correlations (-10~10%p), a significant unobservable input.
(*2)	Fair value changes are calculated by increasing or decreasing the growth rate and discount rate, which are a significant unobservable input, from -1%p to 1%p.

The method of measuring the fair value of financial instruments measured at amortized cost
ii-1)	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying amount and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying amount approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk of the borrower.

Securities	An external professional evaluation agency is used to calculate the valuation amount using the market information. The agency calculates the fair value based on active market prices, and DCF model is used to calculate the fair value if there is no quoted price.

Deposits and borrowings	The carrying amount and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Investment contract liabilities	The book value of retirement pension contract reserves as prescribed by the Insurance Business Act and Insurance Business Supervision Regulations was used as a proxy for fair value because of the difficulty of calculating reliable expected cash flows.

Other financial assets and other financial liabilities	The carrying amount is measured at fair value for short-term and suspense accounts, such as spot exchange, inter-bank fund transfer, and domestic exchange of payments, and for the remaining financial instruments, the present value is calculated by discounting the contractual cash flows at a discount rate which considered residual risk at the market interest rate.

The carrying value and the fair value of financial instruments measured at amortized cost
ii-2)	The carrying amount and the fair value of financial instruments measured at amortized cost as of December 31, 2023 and 2024 are as follows:

	2023			2024
	Carrying amount		Fair value	Carrying amount	Fair value
Assets:
Deposits measured at amortized cost	~~W~~	32,455,701	32,338,446	38,228,750	38,159,135
Loans measured at amortized cost		411,739,562	414,024,035	449,295,238	452,724,752

Securities measured at amortized cost:
Government bonds		22,787,609	22,182,130	21,808,057	21,625,666
Financial institution bonds		5,864,626	5,906,724	3,787,661	3,828,599
Corporation bonds		7,034,252	6,879,983	7,720,281	7,694,086

		35,686,487	34,968,837	33,315,999	33,148,351

Other financial assets		26,880,554	27,175,002	23,116,960	23,469,322

	~~W~~	506,762,304	508,506,320	543,956,947	547,501,560

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	151,177,041	151,177,041	160,031,759	160,031,759
Time deposits		202,106,686	202,405,752	236,527,490	236,878,216
Certificate of deposit		12,059,730	12,114,566	10,409,701	10,481,318
Issued bill deposit		7,614,701	7,614,012	7,624,787	7,624,245
CMA deposits		4,950,392	4,950,392	4,451,561	4,451,561
Others		3,604,114	3,604,031	3,735,747	3,735,726

		381,512,664	381,865,794	422,781,045	423,202,825

Borrowing debts:
Call-money		2,195,849	2,195,849	1,197,823	1,197,823
Bills sold		11,252	11,208	8,872	8,831
Bonds sold under repurchase agreements		17,312,576	17,312,576	11,542,956	11,542,956
Borrowings		37,381,675	37,322,235	37,170,722	37,236,104

		56,901,352	56,841,868	49,920,373	49,985,714

Debt securities issued:
Borrowings in Korean won		68,382,242	68,189,097	75,106,885	75,610,971
Borrowings in foreign currency		13,179,483	13,143,721	18,658,969	18,759,433

		81,561,725	81,332,818	93,765,854	94,370,404

Investment contract liabilities		1,572,685	1,572,685	1,165,022	1,165,022

Other financial liabilities		47,328,051	47,295,828	39,472,400	39,429,575

	~~W~~	568,876,477	568,908,993	607,104,694	608,153,540

The fair value hierarchy of financial instruments which are not measured at their fair values in the statements of financial position
ii-3)
The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but with their fair value disclosed as of December 31, 2023 and 2024 are as follows:

	2023
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	554,703	31,783,743	—	32,338,446
Loans measured at amortized cost		—	1,633,949	412,390,086	414,024,035
Securities measured at amortized cost:
Government bonds		10,727,244	11,454,886	—	22,182,130
Financial institution bonds		2,005,877	3,900,847	—	5,906,724
Corporation bonds		—	6,879,983	—	6,879,983

		12,733,121	22,235,716	—	34,968,837

Other financial assets		—	16,393,625	10,781,377	27,175,002

	~~W~~	13,287,824	72,047,033	423,171,463	508,506,320

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	151,177,041	—	151,177,041
Time deposits		—	—	202,405,752	202,405,752
Certificate of deposit		—	—	12,114,566	12,114,566
Issued bill deposit		—	—	7,614,012	7,614,012
CMA deposits		—	4,950,392	—	4,950,392
Other		—	3,565,491	38,540	3,604,031

		—	159,692,924	222,172,870	381,865,794

Borrowing debts:
Call-money		—	2,195,849	—	2,195,849
Bills sold		—	—	11,208	11,208
Bonds sold under repurchase agreements		—	—	17,312,576	17,312,576
Borrowings		—	221,256	37,100,979	37,322,235

		—	2,417,105	54,424,763	56,841,868

Debt securities issued:
Borrowings in won		—	36,388,349	31,800,748	68,189,097
Borrowings in foreign currency		—	10,456,332	2,687,389	13,143,721

		—	46,844,681	34,488,137	81,332,818

Investment contract liabilities		—	—	1,572,685	1,572,685

Other financial liabilities		—	20,658,155	26,637,673	47,295,828

	~~W~~	—	229,612,865	339,296,128	568,908,993

	2024
	Level 1		Level 2	Level 3	Total
Deposits measured at amortized cost	~~W~~	537,760	37,621,375	—	38,159,135
Loans measured at amortized cost		—	965,455	451,759,297	452,724,752
Securities measured at amortized cost:
Government bonds		11,292,066	10,333,600	—	21,625,666
Financial institution bonds		331,421	3,497,178	—	3,828,599
Corporation bonds		—	7,694,086	—	7,694,086

		11,623,487	21,524,864	—	33,148,351

Other financial assets		—	13,474,763	9,994,559	23,469,322

	~~W~~	12,161,247	73,586,457	461,753,856	547,501,560

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	160,031,759	—	160,031,759
Time deposits		—	—	236,878,216	236,878,216
Certificate of deposit		—	—	10,481,318	10,481,318
Issued bill deposit		—	—	7,624,245	7,624,245
CMA deposits		—	4,451,561	—	4,451,561
Other		—	3,694,921	40,805	3,735,726

		—	168,178,241	255,024,584	423,202,825

Borrowing debts:
Call-money		—	1,197,823	—	1,197,823
Bills sold		—	—	8,831	8,831
Bonds sold under repurchase agreements		—	—	11,542,956	11,542,956
Borrowings		—	19,922	37,216,182	37,236,104

		—	1,217,745	48,767,969	49,985,714

Debt securities issued:
Borrowings in won		—	43,460,315	32,150,656	75,610,971
Borrowings in foreign currency		—	12,899,498	5,859,935	18,759,433

		—	56,359,813	38,010,591	94,370,404

Investment contract liabilities		—	—	1,165,022	1,165,022

Other financial liabilities		—	10,428,026	29,001,549	39,429,575

	~~W~~	—	236,183,825	371,969,715	608,153,540

Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value
ii-4)
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value, as at December 31, 2023 and 2024, are as follows:

	2023
	Fair value (*)		Valuation technique	Inputs
Financial instruments classified as level 2:
Assets
Due from banks measured at amortized cost	~~W~~	31,783,743	DCF	Discount rate
Loans measured at amortized cost		1,633,949	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		22,235,716	DCF	Discount rate
Other financial assets		16,393,625	DCF	Discount rate
Financial instruments classified as level 3:
Assets
Loans measured at amortized cost		412,390,086	DCF	Discount rate, Credit spread and Prepayment rate
Other financial assets		10,781,377	DCF	Discount rate

	~~W~~	495,218,496

Financial instruments classified as level 2:
Liabilities
Deposits	~~W~~	159,692,924	DCF	Discount rate
Borrowings		2,417,105	DCF	Discount rate
Debt securities issued		46,844,681	DCF	Discount rate
Other financial liabilities		20,658,155	DCF	Discount rate
Financial instruments classified as level 3:
Liabilities
Deposits		222,172,870	DCF	Discount rate
Borrowings		54,424,763	DCF	Discount rate
Debt securities issued		34,488,137	DCF	Discount rate, Regression coefficient and Correlations
Investment contract liabilities		1,572,685	—	—
Other financial liabilities		26,637,673	DCF	Discount rate

	~~W~~	568,908,993

	2024
	Fair value (*)		Valuation technique	Inputs
Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	37,621,375	DCF	Discount rate
Loans measured at amortized cost		965,455	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		21,524,864	DCF	Discount rate
Other financial assets		13,474,763	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Loans measured at amortized cost		451,759,297	DCF	Discount rate, Credit spread and Prepayment rate
Other financial assets		9,994,559	DCF	Discount rate

	~~W~~	535,340,313

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	168,178,241	DCF	Discount rate
Borrowings		1,217,745	DCF	Discount rate
Debt securities issued		56,359,813	DCF	Discount rate
Other financial liabilities		10,428,026	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		255,024,584	DCF	Discount rate
Borrowings		48,767,969	DCF	Discount rate
Debt securities issued		38,010,591	DCF	Discount rate, Regression coefficient and Correlations
Investment contract liabilities		1,165,022	—	—
Other financial liabilities		29,001,549	DCF	Discount rate

	~~W~~	608,153,540

(*)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value.

Changes in gains or losses on valuation at the transaction
iii) Changes in gains or losses on valuation at the transaction date for the years ended December 31, 2023 and 2024, are as follows:

	2023		2024
Beginning balance	~~W~~	(143,959)	(81,747)
New transactions		(48,548)	(33,712)
Recognized in profit for the year		110,760	26,229

Ending balance	~~W~~	(81,747)	(89,230)

Classification by categories of financial instruments
Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 4. (e) Measurement of fair value.
The carrying amounts of each category of financial assets and financial liabilities as of December 31, 2023 and 2024 is as follows:

	2023
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	34,629,251	—	34,629,251
Due from banks at fair value through profit or loss		30,743	—	—	—	30,743
Securities at fair value through profit or loss		69,427,259	—	—	—	69,427,259
Derivatives assets		4,459,200	—	—	252,221	4,711,421
Loans at fair value through profit or loss		1,758,562	—	—	—	1,758,562
Loans at amortized cost		—	—	411,739,562	—	411,739,562
Securities at fair value through other comprehensive income		—	90,311,979	—	—	90,311,979
Securities at amortized cost		—	—	35,686,487	—	35,686,487
Others		—	—	26,880,554	—	26,880,554

	~~W~~	75,675,764	90,311,979	508,935,854	252,221	675,175,818

	2023
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	381,512,664	—	381,512,664
Financial liabilities at fair value through profit or loss		1,868,977	—	—	—	1,868,977
Financial liabilities designated at FVTPL		—	7,796,727	—	—	7,796,727
Derivatives liabilities		4,199,936	—	—	838,480	5,038,416
Borrowings		—	—	56,901,352	—	56,901,352
Debt securities issued		—	—	81,561,725	—	81,561,725
Investment contract liabilities		—	—	1,572,685	—	1,572,685
Others		—	—	47,328,051	—	47,328,051

	~~W~~	6,068,913	7,796,727	568,876,477	838,480	583,580,597

	2024
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	40,525,712	—	40,525,712
Due from banks at fair value through profit or loss		35,450	—	—	—	35,450
Securities at fair value through profit or loss		70,231,449	—	—	—	70,231,449
Derivatives assets		9,576,896	—	—	702,361	10,279,257
Loans at fair value through profit or loss		1,879,946	—	—	—	1,879,946
Loans at amortized cost		—	—	449,295,238	—	449,295,238
Securities at fair value through other comprehensive income		—	93,805,369	—	—	93,805,369
Securities at amortized cost		—	—	33,315,999	—	33,315,999
Others		—	—	23,116,960	—	23,116,960

	~~W~~	81,723,741	93,805,369	546,253,909	702,361	722,485,380

	2024
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	422,781,045	—	422,781,045
Financial liabilities at fair value through profit or loss		954,899	—	—	—	954,899
Financial liabilities designated at FVTPL		—	8,220,475	—	—	8,220,475
Derivatives liabilities		9,036,461	—	—	1,022,071	10,058,532
Borrowings		—	—	49,920,373	—	49,920,373
Debt securities issued		—	—	93,765,854	—	93,765,854
Investment contract liabilities		—	—	1,165,022	—	1,165,022
Others		—	—	39,472,400	—	39,472,400

	~~W~~	9,991,360	8,220,475	607,104,694	1,022,071	626,338,600

Transfers that do not qualify for derecognition
i) Transfers that do not qualify for derecognition
i-1) Sale of repurchase bonds
Among the Group’s sale of repurchase bonds, followings are the details of financial instruments that do not qualify for derecognition because the Group sold under repurchase agreement at a fixed price as of December 31, 2023 and 2024:

	2023		2024
Transferred asset:
Securities at FVTPL	~~W~~	11,042,486	10,141,306
Securities at FVOCI		1,286,990	645,888
Securities at amortized cost		3,622,838	199,261
Loans at amortized cost		—	20,600

	~~W~~	15,952,314	11,007,055

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	17,312,576	11,542,956
i-2) Securities loaned
If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Therefore, the Group continues to recognize the entire securities loaned as it holds most of the risks and compensation of the securities.

Securities loaned as of December 31, 2023 and 2024 are as follows:

	2023		2024	Borrowers
Government bonds	~~W~~	15,340,768	13,611,571	Korea Securities Finance Corp., Korea Securities Depository, etc.
Financial institutions bonds		398,252	607,175	Korea Securities Finance Corp., Korea Securities Depository, etc.
Corporation bonds		221,435	465,211	BNP Paribas Securities Corp.
Equity securities		48,004	15,826	Korea Securities Depository
Beneficiary certificate		40,890	—	Korea Securities Depository

	~~W~~ 16,049,349		14,699,783

Offsetting financial assets and financial liabilities
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2023 and 2024 are as follows:

	2023
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	4,706,696	—	4,706,696	14,428,984	448,025	2,042,058
Other financial instruments (*1)		12,212,371	—	12,212,371
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		19,200,694	—	19,200,694	18,814,022	—	386,672
Securities loaned (*2)		6,284,849	—	6,284,849	6,283,227	—	1,622
Domestic exchange settlement debit (*3)		47,791,602	42,766,815	5,024,787	—	—	5,024,787
Receivables from disposal of securities (*4)		7,421,808	3,734,544	3,687,264	3,006,017	—	681,247

	~~W~~	97,618,020	46,501,359	51,116,661	42,532,250	448,025	8,136,386

Liabilities:
Derivatives (*1), (*5)	~~W~~	12,637,884	—	12,637,884	14,701,829	—	8,958,880
Other financial instruments (*1)		11,022,825	—	11,022,825
Bonds sold under repurchase agreements (*2)		17,312,576	—	17,312,576	15,450,999	—	1,861,577
Securities borrowed (*2)		1,449,634	—	1,449,634	1,449,634	—	—
Domestic exchange settlement pending (*3)		52,004,974	42,766,815	9,238,159	9,151,927	—	86,232
Payable from purchase of securities (*4)		7,466,010	3,734,544	3,731,466	3,006,534	—	724,932

	~~W~~	101,893,903	46,501,359	55,392,544	43,760,923	—	11,631,621

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2023, the total amount of financial liabilities includes
~~W~~
7,541,895 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
365,074 million are included in the related instruments not offset in the statement of financial position.

	2024
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	10,560,214	—	10,560,214	13,744,859	522,860	5,592,302
Other financial instruments (*1)		9,299,807	—	9,299,807
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		17,514,396	—	17,514,396	15,238,643	—	2,275,753
Securities loaned (*2)		6,456,316	—	6,456,316	6,393,972	—	62,344
Domestic exchange settlement debit (*3)		39,697,639	34,787,860	4,909,779	—	—	4,909,779
Receivables from disposal of securities (*4)		4,879,073	2,199,610	2,679,463	1,925,615	—	753,848

	~~W~~	88,407,445	36,987,470	51,419,975	37,303,089	522,860	13,594,026

Liabilities:
Derivatives (*1), (*5)	~~W~~	18,245,590	—	18,245,590	14,692,837	1,000	11,767,096
Other financial instruments (*1)		8,215,343	—	8,215,343
Bonds sold under repurchase agreements (*2)		11,542,956	—	11,542,956	10,667,259	—	875,697
Securities borrowed (*2)		357,842	—	357,842	357,842	—	—
Domestic exchange settlement pending (*3)		36,593,966	34,787,860	1,806,106	1,735,983	—	70,123
Payable from purchase of securities (*4)		4,868,572	2,199,610	2,668,962	1,926,038	—	742,924

	~~W~~	79,824,269	36,987,470	42,836,799	29,379,959	1,000	13,455,840

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2024, the total amount of financial liabilities includes
~~W~~
7,966,828 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
586,768 million are included in the related instruments not offset in the statement of financial position.

The capital ratio of the Group based on Basel III
The capital ratio of the Group based on Basel III is as of December 31, 2023 and 2024 are as follows:

	2023		2024
Capital :
Tier I common equity capital	~~W~~	41,388,070	44,570,426
Additional tier 1 capital		5,118,817	5,822,079

Tier I capital		46,506,887	50,392,505
Tier II capital		3,685,637	3,512,376

Total capital (A)	~~W~~	50,192,524	53,904,881

Total risk-weighted assets (B)	~~W~~	314,180,698	341,378,776
Capital adequacy ratio (A/B)		15.98%	15.79%
Tier I capital adequacy ratio		14.80%	14.76%
Common stock ratio		13.17%	13.06%

(*)	As of December 31, 2024, the Group maintains an appropriate capital adequacy ratio in accordance with the BIS capital regulation system and the capital ratio as of that date is a provisional figure.